Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Collaboration revenue	$ 10,006	$ 7,059	$ 9,983	$ 64,916	$ 23,740
Operating expenses:
Research and development	24,708	21,300	28,778	34,039	29,417
General and administrative	7,385	6,696	9,009	11,216	8,338
Total operating expenses	32,093	27,996	37,787	45,255	37,755
(Loss) income from operations	(22,087)	(20,937)	(27,804)	19,661	(14,015)
Interest income	35	70	88	114	58
Other income (expense), net			121	(65)	491
Other income, net	497	85
(Loss) income before benefit from income taxes			(27,595)	19,710	(13,466)
Benefit from income taxes			0	0	5
Net (loss) income	(21,555)	(20,782)	(27,595)	19,710	(13,461)
Net income attributable to participating securities				18,823
Basic and diluted net loss per common share	$ (12.60)	$ (17.46)
Net (loss) income attributable to common stockholders			$ (27,595)	$ 887	$ (13,461)
Shares used to compute basic and diluted net loss per common share	1,711	1,190
Net (loss) income per share attributable to common stockholders
Basic			$ (23.05)	$ 0.77	$ (12.22)
Diluted			$ (23.05)	$ 0.72	$ (12.22)
Weighted-average shares used to compute net (loss) income per share attributable to common stockholders:
Basic			1,197,000	1,152,000	1,102,000
Diluted			1,197,000	1,904,000	1,102,000
Pro forma basic and diluted loss per common share (unaudited)			$ (2.50)
Shares used to compute pro forma basic and diluted loss per common share (unaudited)			11,021,000